Related Party Transactions (Detail) In Thousands, unless otherwise specified	12 Months Ended																																					1 Months Ended		12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Predecessor USD ($)	Dec. 31, 2012 Predecessor CNY	Dec. 31, 2011 Predecessor CNY	Dec. 31, 2010 Predecessor CNY	Dec. 31, 2010 Kuailefeng Predecessor CNY	Dec. 31, 2011 Shenzhen Provider Technology Co Ltd Predecessor CNY	Dec. 31, 2010 Shenzhen Provider Technology Co Ltd Predecessor CNY	Dec. 31, 2011 Shenzhen Huazhongtianxun Technology Co Ltd Predecessor CNY	Dec. 31, 2010 Shenzhen Huazhongtianxun Technology Co Ltd Predecessor CNY	Dec. 31, 2011 Beijing Shidaixunda Technology Co Ltd Predecessor CNY	Dec. 31, 2010 Beijing Shidaixunda Technology Co Ltd Predecessor CNY	Dec. 31, 2012 VODone Limited USD ($)	Dec. 31, 2012 VODone Limited CNY	Dec. 31, 2011 VODone Limited CNY	Dec. 31, 2010 VODone Limited CNY	Dec. 31, 2012 VODone Limited Predecessor USD ($)	Dec. 31, 2012 VODone Limited Predecessor CNY	Dec. 31, 2011 VODone Limited Predecessor CNY	Dec. 31, 2010 VODone Limited Predecessor CNY	Dec. 31, 2012 Bright Way Technology Limited CNY	Dec. 31, 2011 Bright Way Technology Limited CNY	Dec. 31, 2010 Bright Way Technology Limited CNY	Dec. 31, 2011 Bright Way Technology Limited Predecessor CNY	Dec. 31, 2010 Bright Way Technology Limited Predecessor CNY	Dec. 31, 2011 Dragon Joyce Group Predecessor CNY	Dec. 31, 2010 Dragon Joyce Group Predecessor CNY	Dec. 31, 2011 OWX Holding Predecessor CNY	Dec. 31, 2010 OWX Holding Predecessor CNY	Dec. 31, 2011 Technical Support Services CNY	Dec. 31, 2010 Technical Support Services CNY	Dec. 31, 2011 Technical Support Services Kuailefeng CNY	Dec. 31, 2010 Technical Support Services Kuailefeng CNY	Dec. 31, 2011 Reseller Right CNY	Dec. 31, 2010 Reseller Right CNY	Jan. 31, 2010 Reseller Right Kuailefeng USD ($)	Jan. 31, 2010 Reseller Right Kuailefeng CNY	Dec. 31, 2011 Reseller Right Kuailefeng CNY	Dec. 31, 2010 Reseller Right Kuailefeng CNY	Dec. 31, 2010 Related Mobile Phone Service Beijing Changshi Jiaren Technology Development Co Ltd Predecessor CNY	Dec. 31, 2010 Contents Installation Service Predecessor CNY
Related Party Transaction [Line Items]
Revenues on feature phone games		13,752	60,650			7,667	31,925	298	3,352	18,264	2,072	11,132	2,243	2,475																		4,661	5,939	4,661	5,939	1,424	22,488	$ 1,424	22,488	1,424	22,488	54	298
Raw materials purchased on behalf by																							0	116	3,553	116	3,553
Temporary funding				659	4,104	4,551	1,231												659	4,104	4,551	1,231
Raw materials purchased from																							0	658	1,454	658	1,454
Share-based compensation expenses						(177)	6,853															2,741						610	1,970	(787)	2,142
Acquisition consideration paid																		275,879
Acquisition-related costs paid																		910
Deemed dividend	30,616	30,278													$ 5,285	32,929	30,278